Operating Costs And Expenses - Summary of Operating Provisions (Reversals) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Operating Provisions Reversals [Line Items]
Estimated losses on doubtful receivables	R$ 248	R$ 382	R$ 175
Estimated losses on other accounts receivables	27	40
Contingency provisions (reversals)	0	0	0
Labor claims	206	120	4
Civil	27	30	22
Tax	7	2	(4)
Environmental			(1)
Regulatory	(3)		10
Other	(6)	31	(3)
Other provisions	231	183	28
Adjustment for losses
Provision for losses	854	704	1,401
Put option [Member] | Parati [member]
Adjustment for losses
Provision for losses	231	55	1,079
Put option [Member] | SAAG [Member]
Adjustment for losses
Provision for losses	116	49	R$ 119
Put option [Member] | Sonda [Member]
Adjustment for losses
Provision for losses	R$ 1	R$ (5)